UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.A. MacGuire & Company, LLC
Address: 381 Boston Post Road
         Darien, Connecticut
         06820           USA

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin MacGuire
Title: President and Chief Compliance Officer
Phone: 203-656-8173

Signature, Place, and Date of Signing:

   /s/ Kevin MacGuire       Darien, Connecticut             08/19/2008
------------------------  -----------------------   --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  $187,086,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                            Title of                  Value       Shrs or                Investment       Voting Authority
Name of Issuer               Class        Cusip      (x$1000)     Prn Amt.   Shr/Prn     Discretion       Sole       None
--------------               -----        -----      --------     --------   -------     ----------       ----       ----
ALR Technologies              com       001630102           5       33,500     shr          sole          33,500          -
Abbott Laboratories           com       002824100       3,665       68,348     shr          sole          40,698     27,650
Adams Respiratory             com       00635P107       1,873       48,600     shr          sole          29,300     19,300
Automatic Data                com       053015103       5,791      126,075     shr          sole          70,675     55,400
Axis Capital                  com       G0692U109       3,798       97,600     shr          sole          50,900     46,700
Bank of New York              com       064058100         360        8,149     shr          sole           2,489      5,660
Baxter Int'l.                 com       071813109       5,079       90,250     shr          sole          42,850     47,400
CVS Caremark                  com       126650100       5,294      143,365     shr          sole          75,665     67,700
Cadence Design                com       127387108       4,644      209,300     shr          sole          91,000    118,300
Capital One Financial         com       14040H105       5,319       80,075     shr          sole          41,025     39,050
Carnival Corp.                com       143658300       4,470       92,300     shr          sole          46,900     45,400
Citigroup                     com       172967101       3,832       82,109     shr          sole          42,126     39,983
Comcast Corp.                 com       20030N101         580       24,000     shr          sole               -     24,000
Comcast Corp.                 com       20030N200       3,430      143,155     shr          sole          87,805     55,350
ConocoPhillips                com       20825C104         578        6,580     shr          sole           2,130      4,450
Currencyshares Euro           com       23130C108       2,746       19,200     shr          sole          12,950      6,250
Credit Suisse                 com       H3698D419         564        8,528     shr          sole           8,528          -
Exxon Mobil                   com       30231G102      18,031      194,803     shr          sole          53,061    141,742
Factset Research              com       303075105       4,916       71,710     shr          sole          44,610     27,100
Freddie Mac                   com       313400301       4,039       68,448     shr          sole          38,948     29,500
General Dynamics              com       369550108       4,995       59,130     shr          sole          36,530     22,600
General Electric              com       369604103       7,381      178,284     shr          sole          98,284     80,000
Ishares Oil Equip & Ser       com       464288844         255        4,000     shr          sole               -      4,000
JP Morgan Chase               com       46625H100       5,244      114,457     shr          sole          71,457     43,000
Johnson & Johnson             com       478160104         387        5,884     shr          sole           5,884          -
Lehman Bros.                  com       524908100       1,889       30,600     shr          sole          23,000      7,600
Merck & Co.                   com       589331107       5,055       97,800     shr          sole          57,100     40,700
Microsoft                     com       594918104         206        7,000     shr          sole               -      7,000
Morgan Stanley                com       617446448       5,020       79,690     shr          sole          43,390     36,300
Nabors Industries             com       G6359F103       7,703      250,350     shr          sole         158,750     91,600
Pantry Inc                    com       698657103       2,133       83,205     shr          sole          44,305     38,900
Pepsico Inc.                  com       713448108       4,273       58,325     shr          sole          27,525     30,800
Proctor & Gamble              com       742718109       6,679       94,947     shr          sole          52,575     42,372
Royal Dutch Shell             com       780259206         345        4,200     shr          sole           4,200          -
SPDR 500 Tr.                  com       78462F103       4,930       32,310     shr          sole              10     32,300
SPDR Oil & Gas Tr.            com       78464A730         235        5,000     shr          sole               -      5,000
Schein, Henry                 com       806407102         304        5,000     shr          sole               -      5,000
Schlumberger, Ltd             com       806857108      10,045       95,667     shr          sole          58,967     36,700
Smith Int'l.                  com       832110100       3,363       47,100     shr          sole          15,000     32,100
Staples, Inc.                 com       855030102       3,299      153,500     shr          sole          75,800     77,700
Streettracks Gold Trust       com       863307104       5,072       69,000     shr          sole          35,600     33,400
3M Co.                        com       88579Y101       4,170       44,560     shr          sole          16,800     27,760
Tiffany & Co.                 com       886547108       5,274      100,750     shr          sole          47,350     53,400
U.S. Bancorp                  com       902973304       2,825       86,834     shr          sole          60,198     26,636
United Technologies           com       913017109       5,533       68,750     shr          sole          38,450     30,300
Walgreen                      com       931422109       3,844       81,375     shr          sole          44,275     37,100
Williams Cos.                 com       969457100       7,612      223,500     shr          sole         123,700     99,800